Treasury Stock (Details)	Dec. 10, 2018 USD ($) shares
Treasury Stock [Line Items]
Number of shares to be repurchased	$ 25,000,000
American Depository Shares [Member]
Treasury Stock [Line Items]
Term of repurchase	12 months
Repurchase of ordinary shares (in Shares) | shares	1,165,883
Total consideration on repurchase of shares	$ 3,988,370